united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Shares		Value
		COMMON STOCKS - 97.2%
		AEROSPACE/DEFENSE - 5.0%
	4,757	General Dynamics Corp.	$ 662,365
	4,978	Raytheon Co.	676,759
			1,339,124
		AIRLINES - 2.0%
	13,562	Southwest Airlines Co.	531,766

		AUTO MANUFACTURERS - 1.6%
	14,879	General Motors Co.	421,076

		BANKS - 9.8%
	30,030	Bank of America Corp.	398,498
	10,581	BB&T Corp.	376,790
	9,836	Northern Trust Corp.	651,733
	15,934	U.S. Bancorp	642,618
	12,233	Wells Fargo & Co.	578,988
			2,648,627
		BEVERAGE - 3.0%
	4,943	Constellation Brands, Inc.	817,572

		CHEMICALS - 1.3%
	4,632	LyondellBasell Industries N.V.	344,713

		COMPUTERS - 2.5%
	7,091	Apple, Inc.	677,900

		DIVERSIFIED FINANCIAL SERVICES - 4.0%
	5,812	Mastercard, Inc. - Class A	511,805
	22,504	Synchrony Financial *	568,901
			1,080,706
		ELECTRIC - 2.6%
	10,060	American Electric Power Co., Inc.	705,105

		FOOD - 4.7%
	8,321	Kraft Heinz Co./The	736,242
	14,580	Kroger Co./The	536,398
			1,272,640
		HEALTHCARE - PRODUCTS - 5.5%
	7,514	Danaher Corp.	758,914
	4,918	Thermo Fisher Scientific. Inc,	726,684
			1,485,598
		HEALTHCARE - SERVICES - 6.9%
	4,781	Aetna, Inc.	583,904
	6,793	HCA Holdings, Inc. *	523,129
	5,365	UnitedHealth Group, Inc.	757,538
			1,864,571
		HOUSEWARES - 2.5%
	13,648	Newell Rubbermaid, Inc.	662,883
PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
	Shares		Value
		INSURANCE - 3.0%
	6,210	Chubb Ltd.	$ 811,709

		INTERNET - 2.7%
	522	Alphabet, Inc. - Class A *	367,243
	522	Alphabet, Inc. - Class C *	361,276
			728,519
		LEISURE TIME - 1.9%
	11,252	Carnival Corp.	497,338

		OIL & GAS - 7.6%
	3,664	Chevron Corp.	384,097
	6,210	EOG Resources, Inc.	518,038
	7,153	Exxon Mobil Corp.	670,522
	8,730	Royal Dutch Shell PLC - ADR	482,071
			2,054,728
		PHARMACEUTICALS - 5.9%
	7,191	Johnson & Johnson	872,268
	12,282	Merck & Co., Inc.	707,566
			1,579,834
		RETAIL - 9.2%
	9,228	Foot Locker, Inc.	506,248
	5,055	McDonald's Corp.	608,319
	8,688	TJX Cos., Inc.	670,974
	9,575	Wal-Mart Stores, Inc.	699,167
			2,484,708
		SEMICONDUCTORS - 2.1%
	10,593	QUALCOMM, Inc.	567,467

		SOFTWARE - 7.7%
	7,551	Fiserv, Inc. *	821,020
	12,009	Microsoft Corp.	614,501
	15,536	Oracle Corp.	635,888
			2,071,409
		TELECOMMUNICATIONS - 5.7%
	17,325	AT&T, Inc.	748,613
	27,756	Cisco Systems, Inc.	796,320
			1,544,933

		TOTAL COMMON STOCKS (Cost $22,147,112)	26,192,926

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
	Shares		Value
		SHORT-TERM INVESTMENT - 2.8%
		MONEY MARKET FUND - 2.8%
	755,807	Dreyfus Cash Management, Institutional Shares, 0.04%** (Cost $775,807)	$ 755,807

		TOTAL INVESTMENTS - 100.0% (Cost $22,902,919) (a)	$ 26,948,733
		OTHER ASSETS LESS LIABILITIES - 0.00%	3,349
		NET ASSETS - 100.0%	$ 26,952,082

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,926,231 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 4,673,730
		Unrealized Depreciation:	(651,228)
		Net Unrealized Appreciation:	$ 4,022,502
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
	ADR - American Depositary Receipt
	N.V. - Naamloze Vennootschap
	PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund's assets and liabilities measured at fair value:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares			Value
		COMMON STOCKS - 63.5%
		ADVERTISING - 0.3%
742		Omnicom Group, Inc.	$ 60,466

		AEROSPACE & DEFENSE - 2.7%
799		General Dynamics Corp.	111,253
644		Harris Corp.	53,735
467		Lockheed Martin Corp.	115,895
1,512		Raytheon Co.	205,557
			486,440
		AIRLINES - 0.9%
1,327		Alaska Air Group, Inc.	77,351
2,286		Southwest Airlines Co.	89,634
			166,985
		AUTO MANUFACTURERS - 0.4%
2,496		General Motors Co.	70,637

		AUTO PARTS & EQUIPMENT - 0.9%
2,663		The Goodyear Tire & Rubber Co.	68,333
850		Lear Corp.	86,496
			154,829
		BANKS - 4.3%
5,038		Bank of America Corp.	66,854
3,323		BB&T Corp.	118,332
2,948		International Bancshares Corp.	76,913
1,650		Northern Trust Corp.	109,329
2,384		Prosperity Bancshares, Inc.	121,560
9,800		Regions Financial Corp.	83,398
2,673		U.S. Bancorp	107,802
2,054		Wells Fargo & Co.	97,216
			781,404
		BEVERAGES - 1.1%
1,727		Coca-Cola Enterprises, Inc.	61,637
837		Constellation Brands, Inc.	138,440
			200,077
		BIOTECHNOLOGY - 0.3%
368		Amgen, Inc.	55,991

		CHEMICALS - 1.9%
178		Agrium, Inc.	16,095
2,414		Celanese Corp.	157,996
775		LyondellBasell Industries N.V.	57,676
1,552		Sensient Technologies Corp.	110,254
			342,021
		COMMERCIAL SERVICES - 1.1%
781		Automatic Data Processing, Inc.	71,750
1,888		Deluxe Corp.	125,307
			197,057
		COMPUTERS - 1.7%
2,163		Apple, Inc.	206,783
1,919		Synopsys, Inc. *	103,779
			310,562
Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Shares			Value
		DISTRIBUTION/WHOLESALE - 0.4%
2,288		LKQ Corp. *	$ 72,530

		DIVERSIFIED FINANCIAL SERVICES - 1.9%
454		Alliance Data Systems Corp. *	88,948
975		Mastercard, Inc.	85,858
6,719		Navient Corp.	80,292
3,796		Synchrony Financial *	95,963
			351,061
		ELECTRIC - 1.6%
2,688		American Electric Power Co, Inc.	188,402
1,331		Pinnacle West Capital Corp.	107,891
			296,293
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,292		Belden, Inc.	77,998

		ENGINEERING & CONSTRUCTION - 1.3%
3,129		AECOM *	99,408
1,461		Dycom Industries, Inc. *	131,139
			230,547
		ENTERTAINMENT - 0.5%
700		Vail Resorts, Inc.	96,761

		FOOD - 2.6%
1,938		Cal-Maine Foods, Inc.	85,892
1,813		ConAgra Foods, Inc.	86,679
2,452		The Kraft Foods Group, Inc.	216,953
2,459		The Kroger Co.	90,467
			479,991
		HEALTHCARE - PRODUCTS - 2.9%
1,261		Danaher Corp.	127,361
2,444		Hologic, Inc. *	84,563
1,231		ResMed, Inc.	77,836
646		Teleflex, Inc.	114,542
824		Thermo Fisher Scientific, Inc.	121,754
			526,056
		HEALTHCARE - SERVICES - 2.1%
806		Aetna, Inc.	98,437
1,148		HCA Holdings, Inc. *	88,407
1,389		UnitedHealth Group, Inc.	196,127
			382,971
		HOUSEHOLD PRODUCTS & WARES - 0.4%
579		Spectrum Brands Holdings, Inc.	69,080

		HOUSEWARES - 1.0%
3,779		Newell Rubbermaid, Inc.	183,546
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2016
Shares			Value
		INSURANCE - 4.0%
9,459		Aegon N.V.	$ 37,931
1,463		Aflac, Inc.	105,570
1,560		American Financial Group, Inc.	115,331
1,456		Assurant, Inc.	125,667
1,790		Chubb Ltd.	233,971
1,523		Cincinnati Financial Corp.	114,057
			732,527
		INTERNET - 0.7%
88		Alphabet, Inc. - Class A *	61,911
88		Alphabet, Inc. - Class C *	60,905
			122,816
		LEISURE TIME - 0.9%
3,684		Carnival Corp.	162,833

		MACHINERY - DIVERSIFIED - 0.2%
340		Deere & Co.	27,554

		MEDIA - 0.5%
3,725		TEGNA, Inc.	86,308

		MINING - 0.1%
1,611		Alcoa, Inc.	14,934

		MISCELLANEOUS MANUFACTURING - 1.1%
1,958		AZZ, Inc.	117,441
1,229		Ingersoll-Rand PLC	78,263
			195,704
		OIL & GAS - 4.8%
302		Anadarko Petroleum Corp.	16,081
402		Apache Corp.	22,379
760		BP PLC	26,988
605		Carrizo Oil & Gas, Inc. *	21,689
984		Chevron Corp.	103,153
150		Cimarex Energy Co.	17,898
635		ConocoPhillips	27,686
508		Devon Energy Corp.	18,415
375		Diamond Offshore Drilling, Inc.	9,124
1,362		EOG Resources, Inc.	113,618
1,690		Exxon Mobil Corp.	158,421
1,036		Imperial Oil Ltd.	32,696
350		Marathon Petroleum Corp.	13,286
490		Newfield Exploration Co. *	21,648
392		Occidental Petroleum Corp.	29,620
111		Pioneer Natural Resources Co.	16,784
2,200		Royal Dutch Shell PLC	121,484
1,169		RSP Permian, Inc. *	40,786
1,238		Valero Energy Corp.	63,138
			874,894
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2016
Shares			Value
		OIL & GAS SERVICES - 0.5%
148		Core Laboratories N.V.	$ 18,336
569		Halliburton Co.	25,770
552		National Oilwell Varco, Inc.	18,575
254		Oil States International, Inc. *	8,351
813		Superior Energy Services, Inc.	14,967
			85,999
		PACKAGING & CONTAINERS - 0.1%
322		Packaging Corp. of America	21,551

		PHARMACEUTICALS - 4.0%
1,708		AbbVie, Inc.	105,742
2,179		Johnson & Johnson	264,313
3,984		Merck & Co, Inc.	229,518
2,266		Prestige Brands Holdings, Inc. *	125,537
			725,110
		PIPELINES - 1.5%
740		Enterprise Products Partners LP	21,652
1,181		Magellan Midstream Partners LP	89,756
921		Spectra Energy Corp.	33,736
2,542		Spectra Energy Partners LP	119,932
			265,076
		REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
8,407		Duke Realty Corp.	224,130
1,278		Extra Space Storage, Inc.	118,266
784		Weyerhaeuser Co.	23,340
			365,736
		RETAIL - 3.1%
2,893		Foot Locker, Inc.	158,710
854		McDonald's Corp.	102,771
1,458		The TJX Cos., Inc.	112,601
809		Tractor Supply Co.	73,765
1,613		Wal-Mart Stores, Inc.	117,781
			565,628
		SEMICONDUCTORS - 1.4%
2,790		Intel Corp.	91,512
2,979		QUALCOMM, Inc.	159,585
			251,097
		SOFTWARE - 4.9%
1,466		CDK Global, Inc.	81,348
1,266		Fiserv, Inc. *	137,652
1,426		J2 Global, Inc.	90,081
4,120		Microsoft Corp.	210,820
1,156		MSCI, Inc.	89,151
1,146		Open Text Corp.	67,797
2,622		Oracle Corp.	107,319
1,135		SYNNEX Corp.	107,621
			891,789
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2016
Shares			Value
		TELECOMMUNICATIONS - 2.8%
4,711		AT&T, Inc.	$ 203,562
7,757		Cisco Systems, Inc.	222,548
1,412		Verizon Communications, Inc.	78,846
			504,956
		TRANSPORTATION - 0.2%
3,077		Ship Finance International Ltd.	45,355

		TOTAL COMMON STOCKS (Cost $9,028,087)	11,533,170
Principal ($)
		CONVERTIBLE BONDS - 12.5%
		AIRLINES - 0.8%
55,000		AirTran Holdings, Inc., 5.250% due 11/1/16	151,250

		AUTO MANUFACTURERS - 1.5%
98,000		Navistar International Corp., 4.500% due 10/15/18	66,211
242,000		Tesla Motors, Inc., 1.250% due 3/1/21	200,104
			266,315
		DISTRIBUTION/WHOLESALE - 0.5%
103,000		Titan Machinery, Inc., 3.750% due 5/1/19	83,945

		DIVERSIFIED FINANCIAL SERVICES - 1.0%
147,000		Jefferies Group, Inc., 3.875% due 11/1/29	149,389
103,000		Walter Investment Management Corp., 4.500% due 11/1/19	41,200
			190,589
		FOOD - 1.5%
280,000		Chiquita Brands International, Inc., 4.250% due 8/15/16	280,000

		HEALTHCARE - PRODUCTS - 1.1%
140,000		NuVasive, Inc., 2.750% due 7/1/17	204,925

		HEALTHCARE - SERVICES - 1.2%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/18	116,694
100,000		Healthways, Inc., 1.500% due 7/1/18	94,438
			211,132
		INTERNET - 1.4%
68,000		Qihoo 360 Technology Co Ltd., 0.500% due 8/15/20	67,277
200,000		Web.com Group, Inc., 1.000% due 8/15/18	184,875
			252,152
		INVESTMENT COMPANIES - 1.4%
250,000		Prospect Capital Corp., 5.875% due 1/15/19	247,969

		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2016
Shares			Value
		OIL & GAS - 0.0%
195,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18	$ 829
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	548
			1,377
		SEMICONDUCTORS - 1.0%
150,000		Rambus, Inc., 1.125% due 8/15/18	174,562

		SOFTWARE - 1.1%
99,000		Cornerstone OnDemand, Inc., 1.500% due 7/1/18	102,156
100,000		Nuance Communications, Inc., 2.750% due 11/1/31	101,125
			203,281

		TOTAL CONVERTIBLE BONDS (Cost $2,480,487)	2,267,497

		EXCHANGE TRADED FUNDS - 5.6%
		ASSET ALLOCATION FUND - 1.3%
5,450		SPDR Barclays Convertible Securities ETF	238,928

		COMMODITY FUND - 0.2%
238		SPDR Gold Shares *	30,112

		DEBT FUND - 3.9%
3,125		First Trust Senior Loan ETF	149,438
8,150		Highland/iBoxx Senior Loan ETF	149,797
2,900		SPDR Barclays High Yield Bond ETF	103,530
3,470		Vanguard Intermediate-Term Corporate Bond ETF	310,253
			713,018
		EQUITY FUNDS - 0.2%
417		iShares Global Timber & Forestry ETF	18,952
829		VanEck Vectors Gold Miners ETF	22,963
			41,915

		TOTAL EXCHANGE TRADED FUNDS (Cost $1,008,111)	1,023,973

		MUTUAL FUND - 0.1%
		CLOSED-END FUND - 0.1%
2,346		Sprott Physical Silver Trust - Trust Unit * (Cost $17,267)	17,009

Principal ($)
		NON-CONVERTIBLE BONDS - 10.2%
		AGRICULTURE - 0.1%
14,000		Archer-Daniels Midland Co., 8.375% due 4/15/17	14,835

		BANKS - 1.2%
51,000		Goldman Sachs Group, Inc., 5.250% due 7/27/21	57,617
150,000		Wells Fargo & Co., 5.125% due 9/15/16	151,183
			208,800
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2016
Principal ($)			Value
		BEVERAGES - 0.2%
34,000		PepsiCo., Inc., 5.000% due 6/1/18	$ 36,612

		CHEMICALS - 0.7%
110,000		The Valspar Corp., 7.250% due 6/15/19	125,507

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
200,000		General Cable Corp., 4.500% due 11/15/29	115,375

		FOOD - 1.3%
225,000		Kellogg Co., 3.250% due 5/21/18	233,544

		IRON & STEEL - 0.4%
74,000		Nucor Corp., 5.750% due 12/1/17	77,979

		MEDIA - 1.9%
210,000		Time Warner Cable, Inc., 5.850% due 5/1/17	217,431
115,000		Viacom, Inc., 5.625% due 9/15/19	126,861
			344,292
		OFFICE & BUSINESS EQUIPMENT - 0.8%
150,000		Xerox Corp., 3.500% due 8/20/20	149,408

		PHARMACEUTICALS - 0.6%
34,000		Merck Sharp & Dohme Corp., 5.000% due 6/30/19	37,788
74,000		Pfizer, Inc., 4.650% due 3/1/18	78,805
			116,593
		PIPELINES - 0.8%
70,000		Kinder Morgan, Inc., 6.500% due 9/15/20	77,218
70,000		Kinder Morgan Energy Partners LP, 5.300% due 9/15/20	74,970
			152,188
		PRIVATE EQUITY - 1.4%
248,000		Icahn Enterprises Finance Corp., 3.500% due 3/15/17	249,686

		RETAIL - 0.2%
35,000		Wal-Mart Stores, Inc., 4.125% due 2/1/19	37,870

		TOTAL NON-CONVERTIBLE BONDS (Cost $1,870,008)	1,862,689

		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2016
Principal ($)			Value

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.6%
50,244	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	$ 52,170
47,569	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,827
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $101,741)	102,997
Shares
		SHORT-TERM INVESTMENT- 5.7%
		MONEY MARKET FUND - 5.7%
1,029,569		Dreyfus Cash Management, Institutional Shares, 0.4% ** (Cost $1,029,569)	1,029,569

		TOTAL INVESTMENTS - 98.2% (Cost $15,535,270) (a)	$ 17,836,904
		OTHER ASSETS LESS LIABILITIES - 1.8%	324,140
		NET ASSETS - 100.0%	$ 18,161,044

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,545,460 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,153,703
		Unrealized Depreciation:	(862,259)
		Net Unrealized Appreciation:	$ 2,291,444
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
LP - Limited Partnership
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,533,170	$ -	$ -	$ 11,533,170
Convertible Bonds	-	2,267,497	-	2,267,497
Exchange Traded Funds	1,023,973	-	-	1,023,973
Mutual Fund	17,009	-	-	17,009
Non-Convertible Bonds	-	1,862,689	-	1,862,689
U.S. Government Treasury Obligations	-	102,997	-	102,997
Short-Term Investment	1,029,569	-	-	1,029,569
Total	$ 13,603,721	$ 4,233,183	$ -	$ 17,836,904

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/26/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 8/26/201